PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2022 and 2023 consisted of the following:

	December 31,
	2022	2023
	RMB	RMB
Computer and office equipment	23,301	22,045
Furniture and fixtures	3,323	2,855
Motor vehicles	938	938
Leasehold improvement	2,618	3,431
Buildings	4,702	4,702
Property and Equipment	34,882	33,971
Less: Accumulated depreciation	20,493	23,586
Property and Equipment, net	14,389	10,385

SCHEDULE OF DEPRECIATION EXPENSES ON PROPERTY AND EQUIPMENT

Depreciation expenses on property and equipment were allocated to the following expense items:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	1,404	22	279
Research and development expenses	1,395	1,403	2,019
Selling and marketing expenses	1,703	2,158	1,299
General and administrative expenses	1,005	1,721	1,786
Total depreciation expenses	5,507	5,304	5,383